Lease Arrangements (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of future minimum payments, expected to be received on non-cancellable time charters and bareboat charters

Remainder of 2023	$454,099
2024	797,810
2025	590,558
2026	409,694
2027	265,290
2028	35,354
Total future rentals	$2,552,805